Note 12 - Fair Value Measurement (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013
Fair Value Disclosures [Abstract]
Notes Payable, Fair Value Disclosure	$ 466.6
Notes Payable	$ 490.1